Sound Mind Investing Fund
Schedule of Investments
July 31, 2025 - (Unaudited)
EXCHANGE-TRADED FUNDS — 82.65% Shares Fair Value
Cambria Global Value ETF 315,540 $ 8,648,951
First Trust STOXX® European Select Dividend Index Fund 532,350 8,155,602
Invesco International BuyBack Achievers ETF 58,510 2,893,922
SMI 3Fourteen Full-Cycle Trend ETF
(a)(b)
1,952,740 50,576,356
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund
(c)
433,520 9,528,770
Total Exchange-Traded Funds (Cost $78,275,135) 79,803,601
MUTUAL FUNDS — 16.92%
Aegis Value Fund, Inc., Institutional Class 208,800 9,675,770
Artisan International Small Cap Fund, Investor Class
(c)
100 1,900
Artisan International Value Fund, Investor Class
(c)
40 2,097
Artisan Mid Cap Value Fund, Investor Class 117 1,780
Champlain Small Company Fund, Institutional Class
(c)
100 2,211
Columbia Acorn Fund, Institutional Class
(c)
137 1,682
Delaware Ivy Large Cap Growth Fund, Class I
(c)
89 3,797
DFA International Small Cap Value Portfolio, Institutional Class 100 2,761
DFA International Small Company Portfolio, Institutional Class 100 2,333
DFA U.S. Small Cap Value Portfolio, Institutional Class 38 1,798
Franklin Small Cap Value Fund, Advisor Class 29 1,732
Hartford International Opportunities Fund (The), Class Y 98 2,173
Invesco Oppenheimer International Small-Mid Company Fund, Class Y 47 1,966
Janus Henderson Mid Cap Value Fund, Class T 111 1,767
Janus Henderson Venture Fund, Class T
(c)
17 1,383
JOHCM International Select Fund, Institutional Class 100 2,576
JPMorgan Mid Cap Value Fund, Institutional Class 46 1,721
JPMorgan Small Cap Equity Fund, Select Class 31 1,688
JPMorgan Small Cap Growth Fund, Class L 100 2,172
JPMorgan U.S. Research Enhanced Equity Fund, Institutional Class 42 1,977
Longleaf Partners Fund 79 1,906
Longleaf Partners Small-Cap Fund 100 2,869
Lord Abbett Developing Growth Fund, Inc., Institutional Class
(c)
100 2,996
Morgan Stanley Institutional Fund, Inc., Institutional Class 96,790 6,596,225
PRIMECAP Odyssey Aggressive Growth Fund 40 1,884
Prudential Jennison International Opportunities, Class Z
(c)
64 2,161
Royce Premier Fund, Investment Class 157 1,741
T. Rowe Price International Discovery Fund, Investor Class 30 2,145
T. Rowe Price Mid-Cap Growth Fund, Investor Class
(c)
17 1,759
T. Rowe Price New Horizons Fund, Investor Class
(c)
32 1,745
T. Rowe Price Small-Cap Value Fund, Investor Class 32 1,675
Virtus NFJ Small-Cap Value Fund, Institutional Class 162 2,387
Wasatch International Growth Fund, Investor Class
(c)
77 1,862
Total Mutual Funds (Cost $14,548,605) 16,336,639

Sound Mind Investing Fund
Schedule of Investments (continued)
July 31, 2025 - (Unaudited)
MONEY MARKET FUNDS - 0.53% Shares Fair Value
Fidelity Investments Money Market Government Portfolio, Institutional
Class, 4.26%
(d)
507,074 $ 507,074
Total Money Market Funds (Cost $507,074) 507,074
Total Investments — 100.10% (Cost $93,330,814) 96,647,314
Liabilities in Excess of Other Assets — (0.10)% (94,877)
NET ASSETS — 100.00% $ 96,552,437
(a) Represents an investment greater than 25% of the Fund's net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. As of July 31, 2025, the percentage of net assets invested in SMI 3Fourteen Full-Cycle Trend ETF was 52.38% of the Fund. The financial statements and portfolio holdings for these securities can be found at www.sec.gov.
(b) Affiliated Company.
(c) Non-income producing security.
(d) Rate disclosed is the seven day effective yield as of July 31, 2025.
ETF - Exchange-Traded Fund

SMI Dynamic Allocation Fund
Schedule of Investments
July 31, 2025 - (Unaudited)
EXCHANGE-TRADED FUNDS — 77.84% Shares Fair Value
BNY Mellon US Large Cap Core Equity ETF 111,500 $ 13,578,469
Franklin FTSE Europe ETF 16,430 544,819
Franklin FTSE Japan ETF 8,520 270,510
Grayscale Bitcoin Mini Trust ETF
(a)
17,200 889,240
Invesco QQQ Trust, Series 1 12,150 6,864,871
iShares Core U.S. REIT ETF 9,540 534,335
iShares iBoxx $ Investment Grade Corporate Bond ETF 12,610 1,375,877
iShares J.P. Morgan USD Emerging Markets Bond ETF 14,770 1,371,690
iShares MSCI EAFE ETF 133,540 11,687,421
iShares MSCI Emerging Markets ex China ETF 8,590 539,624
iShares MSCI Global Metals & Mining Producers ETF
(a)
21,050 807,899
ProShares S&P
®
500
®
Dividend Aristocrats ETF 13,380 1,361,683
Schwab High Yield Bond ETF 104,230 2,754,799
Schwab International Equity ETF 26,180 570,462
Schwab Long-Term U.S. Treasury ETF 8,650 272,129
Schwab U.S. Tips ETF 30,820 819,812
SMI 3Fourteen Real Asset Allocation ETF
(a)(b)
342,320 8,872,010
SPDR
®
Bloomberg 1-3 Month T-Bill ETF 2,220 203,685
SPDR
®
S&P
®
500
®
ETF Trust 3,620 2,288,130
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund
(a)
11,380 250,132
Vanguard Energy Index Fund ETF 2,250 275,513
Vanguard Small-Cap Index Fund ETF 2,230 538,657
Total Exchange-Traded Funds (Cost $52,012,138) 56,671,767
CLOSED-END FUNDS — 20.12%
Sprott Physical Gold Trust
(a)
582,020 14,649,443
Total Closed-End Funds Cost ($10,332,733) 14,649,443
MUTUAL FUNDS — 1.87%
AQR Diversifying Strategies Fund, Class I
(a)
101,955 1,362,125
Total Mutual Funds (Cost $1,331,878) 1,362,125
MONEY MARKET FUNDS - 0.07%
Fidelity Investments Money Market Government Portfolio, Institutional
Class, 4.26%
(c)
53,618 53,618
Total Money Market Funds (Cost $53,618) 53,618
Total Investments — 99.90% (Cost $63,730,367) 72,736,953
Other Assets in Excess of Liabilities — 0.10% 76,158
NET ASSETS — 100.00% $ 72,813,111
(a) Non-income producing security.
(b) Affiliated Company.
(c) Rate disclosed is the seven day effective yield as of July 31, 2025.
ETF - Exchange-Traded Fund
REIT - Real Estate Investment Trust
SPDR - Standard & Poor's Depositary Receipt

SMI Multi-Strategy Fund
Schedule of Investments
July 31, 2025 - (Unaudited)
EXCHANGE-TRADED FUNDS — 77.91% Shares Fair Value
BNY Mellon US Large Cap Core Equity ETF 39,660 $ 4,829,795
Cambria Global Value ETF 60,720 1,664,335
First Trust STOXX
®
European Select Dividend Index Fund 114,510 1,754,293
Franklin FTSE Europe ETF 5,790 191,996
Franklin FTSE Japan ETF 3,070 97,473
Global X Defense Tech ETF 27,420 1,681,394
Grayscale Bitcoin Mini Trust ETF
(a)
6,230 322,091
Invesco International BuyBack Achievers ETF 13,570 671,176
Invesco QQQ Trust, Series 1 4,300 2,429,543
iShares Core US REIT ETF 3,470 194,355
iShares iBoxx $ Investment Grade Corporate Bond ETF 4,410 481,175
iShares J.P. Morgan USD Emerging Markets Bond ETF 5,390 500,569
iShares MSCI EAFE ETF 47,830 4,186,082
iShares MSCI Emerging Markets ex China ETF 2,930 184,063
iShares MSCI Global Metals & Mining Producers ETF 7,620 292,456
ProShares S&P
®
500
®
Dividend Aristocrats ETF 4,660 474,248
Schwab High Yield Bond ETF 37,270 985,047
Schwab International Equity ETF 6,880 149,915
Schwab Long-Term U.S. Treasury ETF 3,170 99,728
Schwab U.S. Tips ETF 11,030 293,398
SMI 3Fourteen Full-Cycle Trend ETF
(b)
393,330 10,187,325
SMI 3Fourteen Real Asset Allocation ETF
(a)(b)
113,470 2,940,836
SPDR
®
S&P
®
Aerospace & Defense ETF
(a)
5,010 1,084,865
SPDR
®
Bloomberg 1-3 Month T-Bill ETF 1,070 98,173
SPDR
®
S&P
®
500
®
ETF Trust 1,260 796,421
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund
(a)
96,640 2,124,147
VanEck Uranium and Nuclear ETF 9,590 1,099,014
Vanguard Energy Index Fund ETF 800 97,960
Vanguard Small-Cap Index Fund ETF 800 193,240
Total Exchange-Traded Funds (Cost $37,682,943) 40,105,113
CLOSED-END FUNDS — 10.05%
Sprott Physical Gold Trust
(a)
205,520 5,172,938
Total Closed-End Funds Cost ($3,682,781) 5,172,938
MUTUAL FUNDS — 11.74%
Aegis Value Fund, Inc., Institutional Class 48,916 2,266,748
AQR Diversifying Strategies Fund, Class I
(a)
36,517 487,862
Fidelity Select Defense and Aerospace Portfolio 67,138 1,628,760
Invesco International Small-Mid Company Fund, Class Y
(a)
100 4,154
Lord Abbett Developing Growth Fund, Inc., Institutional Class
(a)
100 2,996
Morgan Stanley Institutional Fund, Inc. , Institutional Class 24,197 1,649,056
Wasatch International Growth Fund, Investor Class
(a)
100 2,415
Total Mutual Funds (Cost $5,493,743) 6,041,991

SMI Multi-Strategy Fund
Schedule of Investments (continued)
July 31, 2025 - (Unaudited)
MONEY MARKET FUNDS - 0.34% Shares Fair Value
Fidelity Investments Money Market Government Portfolio, Institutional
Class, 4.26%
(c)
175,977 $ 175,977
Total Money Market Funds (Cost $175,977) 175,977
Total Investments — 100.04% (Cost $47,035,444) 51,496,019
Liabilities in Excess of Other Assets — (0.04)% (21,756)
NET ASSETS — 100.00% $ 51,474,263
(a) Non-income producing security.
(b) Affiliated Company.
(c) Rate disclosed is the seven day effective yield as of July 31, 2025.
ETF - Exchange-Traded Fund
REIT - Real Estate Investment Trust
SPDR - Standard & Poor's Depositary Receipt